UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         		Dublin 4
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6378119
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    July 27th, 2004
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:          42
Form 13F Information Table Value Total:   	$12,592,007
List of Other Included Managers:
 No.  13F File Number     Name

NAME OF ISSUER           TITLE OF CLASS  CUSIP       VALUE       SHARES/   SH/PUT/INVESTMENT OTHER  VOTING AUTHORITY
                                                     (x$000)     PRN AMOUNTPRNCALLDISCRETION MGRS   SOLE      SHAREDNONE
New Ireland Fund Inc     Com            645673104   5308        337665     SH     SOLE             337665
Elan Plc                 ADR            284131208   495         20000      SH     SOLE             20000
Iona Technologies Plc    Sponsored ADR  46206P109   4062        995656     SH     SOLE             995656
ICON Pub Ltd Co          Sponsored ADR  45103T107   3173        71646      SH     SOLE             71646
PPG Inds Inc             Com            693506107   206680      3307409    SH     SOLE             3307409
Dover Corp               Com            260003108   270951      6435898    SH     SOLE             6435898
Sysco Corp               Com            871829107   747367      20835438   SH     SOLE             20835438
Wal Mart Stores Inc      Com            931142103   134300      2545495    SH     SOLE             2545495
Johnson & Johnson        Com            478160104   856938      15384878   SH     SOLE             15384878
Altria Group Inc         Com            2209S103    851711      17017193   SH     SOLE             17017193
Aflac Inc                Com            1055102     263103      6447035    SH     SOLE             6447035
Becton Dickinson & Co    Com            75887109    441713      8527284    SH     SOLE             8527284
J P Morgan Chase & Co    Com            46625H100   407343      10506660   SH     SOLE             10506660
Citigroup Inc            Com            172967101   300745      6467640    SH     SOLE             6467640
Donnelley R R & Sons Co  Com            257867101   168461      5101792    SH     SOLE             5101792
Engelhard Corp           Com            292845104   188163      5823664    SH     SOLE             5823664
Family DLR Stores Inc    Com            307000109   113187      3720807    SH     SOLE             3720807
Fastenal Co              Com            311900104   170359      2997703    SH     SOLE             2997703
Federal Natl Mtg Assn    Com            313586109   711514      9970770    SH     SOLE             9970770
Gannett Inc              Com            364730101   988032      11644455   SH     SOLE             11644455
General Dynamics Corp    Com            369550108   113191      1139888    SH     SOLE             1139888
Harley Davidson          Com            412822108   89706       1448272    SH     SOLE             1448272
Home Depot Inc           Com            437076102   276753      7862313    SH     SOLE             7862313
Illinois Tool Wks Inc    Com            452308109   673483      7023491    SH     SOLE             7023491
International Business MaCom            459200101   428103      4856524    SH     SOLE             4856524
Johnson Ctls Inc         Com            478366107   451088      8450507    SH     SOLE             8450507
Leggett & Platt Inc      Com            524660107   208635      7811123    SH     SOLE             7811123
MBIA Inc                 Com            55262C100   323517      5663811    SH     SOLE             5663811
McGraw Hill Cos Inc      Com            580645109   402234      5253152    SH     SOLE             5253152
Marsh & McLennan Cos Inc Com            571748102   231518      5101773    SH     SOLE             5101773
Masco Corp               Com            574599106   339119      10876172   SH     SOLE             10876172
Microsoft Corp           Com            594918104   255759      8955137    SH     SOLE             8955137
Wells Fargo & Co New     Com            949746101   585413      10229123   SH     SOLE             10229123
Outback Steakhouse Inc   Com            689899102   53465       1292667    SH     SOLE             1292667
Pfizer Inc               Com            717081103   534135      15581525   SH     SOLE             15581525
Pulte Homes Inc          Com            745867101   40587       780068     SH     SOLE             780068
Sherwin Williams Co      Com            824348106   270958      6521248    SH     SOLE             6521248
Jones Apparel Group Inc  Com            480074103   236956      6001931    SH     SOLE             6001931
KT Corp                  Sponsored ADR  48268K101   18435       1021916    SH     SOLE             1021916
Korea Electric Pwr       Sponsored ADR  500631106   19082       2083190    SH     SOLE             2083190
Posco                    Sponsored ADR  693483109   32721       976444     SH     SOLE             976444
Taiwan Semiconducter Mfg Sponsored ADR  874039100   173544      20883799   SH     SOLE             20883799